UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

1634 Pebble Chase Dr. Katy, TX                77450
------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Michael M. Bissell 1634 Pebble Chase Dr. Katy, TX 77450
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 281-398-0922

Date of fiscal year end: 12/31/07

Date of reporting period: 12/31/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.



                              Foresight Value Fund

                       Finance Your Future With Foresight

                             1634 Pebble Chase Drive
                                 Katy, TX 77450


                                 ANNUAL REPORT
                               December 31, 2007

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


Dear Fellow Shareholders:

The Fund's total return over the past six months was -18.54%, bringing our yearly return to -10.91%. The S&P 500 Index posted a total return of -1.37% over the past six months and a yearly return of 5.49%. We believe the Fund's negative returns this period have been due to existing holdings and recent purchases of stocks in market sectors which have been particularly susceptible to the negative sentiment and deteriorating fundamentals associated with the ongoing housing and subprime mortgage market problems. Although we were aware of these emerging problems, as we discussed in our June letter, we did not anticipate the extent of the downturn nor the negative impact they would have on many of our non-housing related holdings in basic materials, consumer goods and technology, our three largest investment sectors as of the beginning of this six month period. The downturn in the housing industry and the resulting subprime mortgage market problems have led to a tightening of credit markets. Along with the tightening of credit markets has come the fear that consumer spending and business investments will be constrained, leading to an overall recession, hence the adverse impact on many of our holdings in those sectors of the market that are economically sensitive. Also, during the past six months we established new positions and added to existing holdings in stocks directly and indirectly associated with the housing and financial markets at prices we believed to be attractive, but which unfortunately have become more attractive!

The Baron Rothschild had two sayings concerning investing - "Buy when blood is running in the streets," and "Buy too soon; sell too soon!" Although it would be preferable if the blood in the streets were not partly ours and our shareholders, one cannot escape being bloodied when following these maxims, and wounds do heal! It is not possible for an investor to analytically determine the bottom in a stock price, therefore a purchase has to be made based on a rational determination of value, accepting the possibility that price may continue to drop, but with the belief that price will, in time, reflect one's estimate of value.

The following example illustrates the benefits of a long-term investment horizon, even when facing significant declines in the stock price of an investment, assuming the fundamentals and prospects for the company continue to support a determination that the investment is undervalued.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


                                [Graph omitted]

The above graph depicts the price per share (adjusted for the 2007 spin-off of Kraft Foods) of the Altria Group for the period from March, 2002 through April, 2003. A position in Philip Morris, as the Altria Group was then known, purchased at the beginning of this period for about $40 per share would have decreased in price to under $25 per share in the succeeding 13 months, for a paper loss of about 40% on the initial investment.

The graph on the next page extends the investment period for another four and a half years to December, 2007. If the original purchase is held until then the investment would have almost doubled in price to over $78 per share for an annual return of about 12.5%, or over 15% including dividends!

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


                                [Graph omitted]


The graph and chart on page 4 compare the performance of the Fund with the S&P 500 Index. The graph compares the growth of a hypothetical $10,000 invested in the Fund and the S&P 500 Index from the Fund's inception date of January 15, 2004 through December 31, 2007. The chart compares total returns from June 30, 2007 through December 31, 2007 (most recent six months), for the past year, the past three years and from the Fund's inception date of January 15, 2004 through December 31, 2007. Both presentations assume that dividends and capital gain distributions are reinvested. The Fund's returns are net of expenses, whereas the S&P 500 Index returns assume no expenses are incurred by investors.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


               Comparison of the Growth of a $10,000 Investment in the
                     Foresight Value Fund and the S&P 500 Index

                                [GRAPH OMITTED]

                                  Foresight Value Fund    S&P 500 Index
                                  --------------------    -------------

     01/15/04 Inception Date            $10,000              $10,000
     06/30/04                           $10,800              $10,174
     12/31/04                           $11,794              $10,906
     06/30/05                           $11,828              $10,817
     12/31/05                           $11,528              $11,441
     06/30/06                           $12,020              $11,751
     12/31/06                           $13,352              $13,248
     06/30/07                           $14,604              $14,170
     12/31/07                           $11,895              $13,976


                      Total Returns (Dividends Reinvested)
                        Periods Ended December 31, 2007

                        Most Recent     1 Year     3 Years     Since Inception
                        Six Months                           (January 15, 2004)
                        -----------     ------     -------   ------------------

Foresight Value Fund     -18.54%       -10.91%      0.28%           4.47%

S&P 500 Index             -1.37%         5.49%      8.62%           8.81%


Past performance does not predict future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. "Most Recent Six Months" figures are not annualized. Other total returns are average annual returns.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


During the past six months we added eleven new companies to our portfolio and liquidated our holdings in fourteen companies. The new additions to the portfolio were Canadian Natural Resources, Cemex, Harley-Davidson, Discover Financial Services, Moody's, Legg Mason, MBIA, eBay, Sears Holdings Corporation, Office Depot and Sun Microsystems. We also added to our positions in JAKKS Pacific, Level 3 Communications and USG Corp. at what we believed to be attractive prices. All of the additions to our portfolio are companies within market sectors that appear to be discounting the possibility that either we are in a recession or will be shortly. Whether or not we are in or entering a recession, we purchased our positions in these companies at prices below what we believed to be their long-term value.

Canadian Natural Resources is a Canadian company with extensive natural gas and oil reserves, located primarily in Western Canada. Cemex, headquartered in Mexico, is a world leader in the production and sale of cement. Harley-Davidson manufactures and sells heavy motorcycles, primarily in the United States, but with growing international sales and brand awareness. Discover Financial Services is a leading credit card issuer under the Discover Card brand. Moody's is a world leader in credit ratings, research, and analysis covering fixed-income securities and other debt instruments. Legg Mason is an asset management company providing investment management and related services to institutional and individual clients, company-sponsored mutual funds, and other investment vehicles worldwide. MBIA is the world's largest insurer of municipal bonds and other financial instruments, in addition to providing investment management services. eBay operates the internationally known eBay auction and fixed-price marketplace in addition to owning PayPal, one of the internet's most popular online payment services. Sears Holdings Corporation owns the Sears, Sears Canada and K-mart department and discount stores, in addition to famous brands such as Kenmore, Craftsman and Lands End. Office Depot is the number two office products and services retailer. Sun Microsystems is a leading provider of network computing infrastructure products, both hardware and software, and services solutions worldwide.

The fourteen positions eliminated from the portfolio were AVX, Bank of New York Mellon, Cavco, Consolidated Tomaka Land Company, El Paso, Gap, IDT, K-Swiss, MDC Holdings, Pfizer, Pioneer Drilling, Superior Industries, Wal-Mart and Whiting Petroleum. All positions were sold in order to free up

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


funds to purchase other companies that were believed to be more undervalued, and in some cases, to harvest short-term capital losses to offset capital gains and thereby reduce capital gain taxes that would be due on distributions to our shareholders.

Our top performing investments over the past six months were Whiting
Petroleum, Chesapeake Energy, Intel, Canadian Natural Resources and Bank of
New York Mellon. Whiting Petroleum, Chesapeake Energy and Canadian Natural Resources all benefited from the improved pricing for crude oil and natural gas over the past six months.

We believe Intel has seen their share price increase as the market continues to discount the threat posed by Advanced Micro Devices, their major competitor in the microprocessor market. We believe Intel's size and technological expertise will allow them to continue to innovate and maintain their competitive advantage.

The Bank of New York Mellon was able to escape the damage inflicted on other financial enterprises by virtue of their limited exposure to mortgage related financial instruments. Their large financial services business has actually probably benefited from the increased market volatility.

Our poorest performers for the past six months were Level 3 Communications, Sprint Nextel, MBIA, MDC Holdings and General Motors. The decline in Level 3 Communications was primarily due to a recent announcement that they were having trouble provisioning new customers. Until these provisioning problems are rectified, which relate to integration of diverse provisioning systems among recent acquisitions, Level 3 plans to slow down their sales efforts to match their capacity to provide service. We continue to have confidence in the long-term value of Level 3 Communications and expect they will soon put the provisioning issues behind them and reaccelerate sales.

Sprint Nextel has seen continued churn from their wireless subscribers and loss of market share to Verizon and AT&T, their major competitors. We believe that the current market price for Sprint Nextel significantly underestimates the value of their wireless and other telecommunications assets and their potential earnings power.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


The decreases in share prices for MBIA, MDC Holdings and General Motors all reflect the challenging investment environment for financial, housing and consumer goods sectors due to the ongoing subprime mortgage and housing market problems and the fear of a resulting recession.

Although the Fund's returns significantly underperformed the S&P 500 Index this past year, our concentrated portfolio can have larger fluctuations than a road based index on both the downside and the upside. Assuming our year-end portfolio of stocks and the S&P 500 Index returned to their 2007 yearly highs, this would represent an increase in market value of about 61% for the Fund's holdings as compared to 7% for the S&P 500. Obviously, this is unlikely to happen, as even if we kept the same portfolio of stocks and they all eventually returned to their yearly highs, one would not expect them to do so concurrently, and some may never return to their highs! Investors should not expect these returns from the Fund or the S&P 500 Index, as they are purely hypothetical and are only meant to demonstrate relative volatility.

In our last letter we stated that we would not be surprised by choppy markets or a substantial correction. Well, the markets have been choppy and the S&P 500 Index has experienced a "correction", usually defined as a decrease in price of at least 10% from a prior high. We expect more of the same over the next six months as the economy flirts with recession.

As always, if you have any questions or comments concerning the Fund, our strategies, our portfolio of securities and the financial results presented, or to obtain a current prospectus, please do not hesitate to give us a call at 1-877-FSV-FUND or visit our website at www.foresightfunds.com.


Sincerely yours,


Michael M. Bissell, CFA
President
Foresight Funds, Inc.

February 25, 2008

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


                    Portfolio Holdings by Industry Sector
             Percent of Total Investments as of December 31, 2007


                       Basic Materials .......... 14.81%
                       Conglomerates ............  0.00%
                       Consumer Goods ........... 11.89%
                       Financial ................ 14.16%
                       Healthcare ...............  0.00%
                       Industrial Goods .........  9.48%
                       Services ................. 18.67%
                       Technology ............... 30.78%
                       Utilities ................  0.00%
                       Cash and Other Assets ....  0.22%

Expense Example

As a shareholder in the Fund, you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from July 1, 2007 through December 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, which, although they do not apply to our no-load Fund, may apply to other funds. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	                        Beginning        Ending       Expenses
                                 Account         Account        Paid
                                  Value           Value        During
                                 7/1/2007      12/31/2007      Period*
                                ---------      ----------     --------

Actual	                        $1,000.00	  $814.51       $5.78

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.51	$6.36


* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


                            Schedule of Investments
                               December 31, 2007


                                                      SHARES        MARKET VALUE
                                                      ------        ------------
COMMON STOCKS - 98.82%


     AUTO MANUFACTURERS (MAJOR) - 2.68%

     General Motors Corp. ...........................   1000           $  24,890
                                                                       ---------

     Building Materials (General) -  5.77%

     USG Corporation * ..............................   1500           $  53,685
                                                                       ---------

     CATV Systems - 5.01%

     Liberty Media Holding Corp. - Capital * ........    400           $  46,596
                                                                       ---------

     Catalog & Mail Order Services -  5.00%

     eBay Inc. * ....................................   1400           $  46,466
                                                                       ---------

     Cement - 3.61%

     Cemex SAB de CV ADR ** .........................   1300           $  33,605
                                                                       ---------

     Communication Services - 13.34%

     Level 3 Communications, Inc. * .................  30000           $  91,200

     Sprint Nextel Corp. ............................   2500              32,825
                                                                       ---------
                                                                       $ 124,025
                                                                       ---------
     Credit Services - 7.08%

     Discover Financial Services ....................   2000           $  30,160

     Moody's Corp. ..................................   1000              35,700
                                                                       ---------
                                                                       $  65,860
                                                                       ---------
     Department Stores - 5.49%

     Sears Holding Corporation * ....................    500           $  51,025
                                                                       ---------

     Diversified Computer Systems - 3.51%

     Sun Microsystems Inc. * ........................   1800           $  32,634
                                                                       ---------

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


                                                      SHARES        MARKET VALUE
                                                      ------        ------------

     Investment Brokerage (Regional) -  3.93%

     Legg Mason Inc. ................................    500           $  36,575
                                                                       ---------

     Insurance (Surety & Title) -  3.01%

     MBIA Inc. ......................................   1500           $  27,945
                                                                       ---------

     Oil & Gas (Independent) - 14.66%

     Canadian Natural Resources Ltd. ** .............    500           $  36,570

     Chesapeake Energy Corp. ........................   1300              50,960

     Pioneer Natural Resources Co. ..................   1000              48,840
                                                                       ---------
                                                                       $ 136,370
                                                                       ---------
     Personal Computers -  7.91%

     Dell, Inc. * ...................................   3000           $  73,530
                                                                       ---------

     Recreational Vehicles -  4.02%

     Harley-Davidson, Inc. ..........................    800           $  37,368
                                                                       ---------

     Retail (Specialty - Other) -  2.99%

     Office Depot, Inc. * ...........................   2000           $  27,820
                                                                       ---------

     Semiconductor (Broad Line) -  5.73%

     Intel Corp. ....................................   2000           $  53,320
                                                                       ---------

     Toys & Games -  5.08%

     JAKKS Pacific, Inc. * ..........................   2000           $  47,220
                                                                       ---------

     TOTAL COMMON STOCKS (Cost $987,980) ............................  $ 918,934
                                                                       ---------


CASH EQUIVALENTS -  0.22%


     MONEY MARKET FUNDS

     Prime Obligation Fund ISS (4.56% Yield) ........  2,026           $   2,026
                                                                       ---------
     TOTAL CASH EQUIVALENTS (Cost $2,026) ...........................  $   2,026
                                                                       ---------

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


                                                      SHARES        MARKET VALUE
                                                      ------        ------------


TOTAL INVESTMENTS (Cost $990,006) -  99.04% .........................  $ 920,960
                                                                       ---------

CASH AND OTHER ASSETS NET OF LIABILITIES - 0.96% ....................  $   8,934
                                                                       ---------

NET ASSETS -  100.00% ...............................................  $ 929,894
                                                                       =========

*    Non-income producing security
**   Cemex SAB de CV is domiciled in Mexico
       Canadian Natural Resources is domiciled in Canada

The accompanying notes are an integral part of the financial statements.

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


                      Statement of Assets and Liabilities
                               December 31, 2007

ASSETS

     Investments, at Market Value (Cost - $990,021) ................ $  920,960
     Cash ..........................................................     11,101
     Dividends Receivable ..........................................        590
     Receivable Due from Adviser ...................................        608
     Other Assets ..................................................        200
                                                                     ----------
     Total Assets .................................................. $  933,459
                                                                     ----------

LIABILITIES

     Accrued Investment Advisory Fee ...............................        820
     Other Payables and Accrued Expenses ...........................      2,745
                                                                     ----------
     Total Liabilities ............................................. $    3,565
                                                                     ----------

NET ASSETS

     Capital (Par value and paid in surplus) ....................... $  998,940
     Undistributed Net Investment income ...........................          0
     Undistributed Realized Gain on Investments ....................          0
     Net Unrealized Depreciation on Investments ....................    (69,046)
                                                                     ----------
     Net Assets .................................................... $  929,894
                                                                     ==========
     Shares of Beneficial Interest Outstanding .....................     98,982
                                                                     ----------
     Net Asset Value Per Share ..................................... $     9.39
                                                                     ==========



The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


                            Statement of Operations
                   January 1, 2007 through December 31, 2007


INVESTMENT INCOME

     INCOME

     Dividends ...................................................... $  11,430
     Interest .......................................................     1,220
                                                                      ---------
     Total Income ................................................... $  12,650
                                                                      ---------
     EXPENSES

     Investment Advisory Fees (Note 3)............................... $  10,164
     Custodian Fees and Expenses ....................................     4,070
     Audit and Accounting Fees ......................................     2,000
     Directors' Fees and Expenses ...................................       200
     Other Fees and Expenses ........................................     1,887
                                                                      ---------
     Total Expenses ................................................. $  18,321
     Less Expenses Reimbursed by Adviser (Note 3)....................    (5,617)
                                                                      ---------
     Net Expenses ................................................... $  12,704
                                                                      ---------
     Net Investment Income/(Loss) ................................... $     (54)
                                                                      ---------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

     Realized Gain/(Loss) on Investments ............................ $ 113,303
     Change in Unrealized Depreciation on Investments ...............  (228,719)
                                                                      ---------
     Net Realized and Unrealized Gain/(Loss) on Investments ......... $(115,416)
                                                                      ---------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................... $(115,470)
                                                                      =========


The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007



                       Statement of Changes in Net Assets
                    January 1, 2007 through December 31, 2007


                                                            Year        Year
                                                            Ended       Ended
                                                            2007        2006
                                                          ---------   ---------
CHANGE IN NET ASSETS

     FROM OPERATIONS

     Net Investment Income/(Loss)  ..................... $      (54)  $   2,172
     Net Realized Gain/(Loss) on Investments ...........    113,303      44,334
     Net Increase/(Decrease) in Unrealized
     Appreciation on Investments .......................   (228,719)     84,997
                                                         ----------   ---------
     Net Increase/(Decrease) in Net Assets
     from Operations ................................... $ (115,470)  $ 131,503
                                                         ----------   ---------
     FROM DISTRIBUTIONS TO SHAREHOLDERS

     Net Investment Income ............................. $        0   $  (2,172)
     Net Realized Gains ................................   (113,331)    (44,306)
                                                         ----------   ---------
     Net Increase/(Decrease) in Net Assets
     from Distributions ................................ $ (113,331)  $ (46,478)
                                                         ----------   ---------
     FROM CAPITAL SHARE TRANSACTIONS

     Proceeds from Sale of Shares ...................... $   77,000   $  10,000
     Shares Issued in Reinvestment of Dividends ........    113,331      92,169
     Cost of Shares Redeemed ...........................          0           0
                                                         ----------   ---------
     Net Increase/(Decrease) in Net Assets
     from Share Transactions ........................... $  190,331   $ 102,169
                                                         ----------   ---------

NET ASSETS

     Total Increase/(Decrease) in Net Assets ........... $  (38,470)  $ 187,194
     Net Assets at Beginning of Period .................    968,364     781,170
                                                         ----------   ---------
     Net Assets at End of Period ....................... $  929,894   $ 968,364
                                                         ==========   =========

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


                                                            Year        Year
                                                            Ended       Ended
                                                            2007        2006
                                                          ---------   ---------

SHARES TRANSACTIONS

     Issued .............................................     6,283         902
     Reinvested .........................................    12,063       8,005
     Redeemed ...........................................         0           0
                                                          ---------   ---------
     Net Increase/(Decrease) in Shares ..................    18,346       8,907
     Shares Outstanding at Beginning of Period ..........    80,636      71,729
                                                          ---------   ---------
     Shares Outstanding at End of Period ................    98,982      80,636
                                                          =========   =========


The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


                              Financial Highlights
                    For a Share Outstanding During Each Period
                        (period ended 6/30/2007 unaudited)



                                                                                     Year Ended

                                                                      2007        2006        2005        2004(a)
                                                                    ---------   ---------   ---------   ---------

     Net Asset Value at Beginning of Period ....................... $   12.01   $   10.89   $   11.79   $   10.00
                                                                    ---------   ---------   ---------   ---------
     INCOME FROM INVESTMENT OPERATIONS

     Net Investment Income/(Loss) ................................. $     .00   $    0.03   $    0.08   $   (0.01)
     Net Realized and Unrealized Gain/(Loss) on Investments .......     (1.32)       1.70       (0.34)       1.80
                                                                    ---------   ---------   ---------   ---------
     Total from Investment Operations ............................. $   (1.32)  $    1.73   $   (0.26)  $    1.79
                                                                    ---------   ---------   ---------   ---------
     LESS DISTRIBUTIONS TO SHAREHOLDERS

     From Net Investment Income ................................... $    0.00   $    0.03   $    0.08   $    0.00
     From Net Realized Gain .......................................      1.30        0.58        0.56        0.00
                                                                    ---------   ---------   ---------   ---------
     Total Distributions to Shareholders .......................... $    1.30   $    0.61   $    0.64   $    0.00
                                                                    ---------   ---------   ---------   ---------

     Net Asset Value at End of Period ............................. $    9.39   $   12.01   $   10.89   $   11.79
                                                                    =========   =========   =========   =========

     Total Returns (b).............................................   (10.91)%      15.83%     (2.26)%      17.94%


                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


                              Financial Highlights
                    For a Share Outstanding During Each Period


                                                                                      Year Ended

                                                                      2007        2006        2005        2004(a)
                                                                    ---------   ---------   ---------   ---------


RATIOS AND SUPPLEMENTAL DATA

     Net Assets at End of Period ($1000s) ......................... $     930   $     968   $     781   $     940

     RATIOS TO AVERAGE NET ASSETS

     Expenses .....................................................  1.25%(c)    1.25%       1.25%       1.25%
     Expenses before reimbursement ................................  1.80%(c)    1.79%       1.90%       2.38%
     Net Investment Income/(Loss) ................................. (0.01%)(c)   0.24%       0.62%      (0.13%)
     Net Investment Income/(Loss) before reimbursement .. ......... (0.56%)(c)  (0.29%)     (0.03%)     (1.26%)
     Portfolio Turnover Rate ......................................  78.3%(c)    55.2%       50.9%       56.0%


(a) The Fund commenced operations on January 15, 2004
(b) Not annualized
(c) Annualized

The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


Notes to Financial Statements
December 31, 2007

1.  Organization

 Foresight Funds Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board") to issue 100,000,000 shares of common stock at $.0001 par value per share. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with respect to such series. A single series of shares comprising the Foresight Value Fund (the "Fund"), has been authorized. The Fund's investment objective is to provide long-term capital appreciation by primarily investing in equities. Foresight Asset Management, LLC (the "Adviser") serves as investment adviser to the Fund.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation

Readily marketable securities listed on the New York
Stock Exchange are valued at their last sales price of the day for which the value is being determined. If there has been no sale of a security on such day, the security is valued at the mean of the closing bid and asked prices. Readily marketable securities listed on other national securities exchanges are valued in a similar manner. If market quotations are not readily available for an asset, the Fund's Board will value such assets at a fair value determined in good faith.

Federal Income Taxes

There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Accounting for Investments

Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis. Interest income is recorded on an accrual basis or monthly as paid.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distributions

Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157,
"Fair Value Measurements" (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management continues to evaluate the application of the Standard to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


3. Related Party Transactions

The Fund retains Foresight Asset Management, LLC as its investment adviser. The Adviser provides the Fund with investment advice and transfer agent, accounting and administrative services.

Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser receives an annualized management fee equal to 1% of the Fund's average daily net asset value, computed daily. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Agreement, the Adviser is obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the management fee) in any year, exceed the sum of 1.25% of the average daily net asset values of the Fund during such year. The expenses incurred by the Fund exceeded the percentage limitation during the period from January 1, 2007 through December 31, 2007 and the Adviser reimbursed the Fund $5,617.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the 1940 Act. As of December 31, 2007, Michael M. Bissell


and Hilda M. Bissell, joint tenants in common, held 64.01% of the outstanding Fund shares and Michael M. Bissell, as custodian for his daughters, held an additional 23.94% of the outstanding Fund shares.

No remuneration was paid to Fund officers during the period from January 1, 2007 through December 31, 2007. Fund directors were paid $200 during this period.

4.  Investments

For the period from January 1, 2007 through December 31, 2007, purchases and sales of investment securities, other than short-term investments, aggregated $993,363 and $788,116, respectively. The gross unrealized appreciation for all securities totaled $57,883 and the gross unrealized depreciation for all securities totaled ($126,929) for a net unrealized depreciation of ($69,046). The aggregate cost of securities for federal income tax purposes as of December 31, 2007 was $987,980.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


5.	Distribution to Shareholders

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent; such amounts are reclassified within the capital accounts based on federal income tax regulations. During the year ended
December 31, 2007 permanent differences due to a net investment loss not deductible for tax purposes resulted in a net increase in accumulated net investment income of $54 and a corresponding net decrease in paid in surplus of ($54). These reclassifications had no impact on net assets or net asset value per share. The tax character of distributions paid during 2006 and 2007 were as follows:

Distributions paid from:               2007                   2006
                                    ---------             ----------

Ordinary income	                    $       0             $    2,172
Long-term capital gains               113,331                 44,306
                                    ---------             ----------
Total distributions                 $ 113,331             $   46,478


As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income          $        0
Undistributed long-term gain                    0
Unrealized depreciation                  (69,046)
                                       ----------
                                       $ (69,046)

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007





Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Foresight Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Foresight Value Fund, (hereafter referred to as the "Fund") as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Foresight Value Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007

ended and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.


McElravy, Kinchen & Associates, P.C.
Houston, TX

February 21, 2008

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


Foresight Fund's Officers and Directors

The Statement of Additional Information (SAI) includes additional information about Fund directors and is available, free of charge, by calling our toll-free number 1-877-FSV-FUND (378-3863) to request a copy.

Name and Age: Michael M. Bissell, Age 55
Address: 1634 Pebble Chase Dr., Katy, TX 77450
Position(s) Held: Chairman of the Board of Directors, President and Treasurer Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: President and Treasurer of Foresight Funds, Inc.; President of Foresight Asset Management, LLC; Engineering Supervisor, Bechtel, Inc.
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

Name and Age:  Hilda M. Bissell, Age 52
Address: 1634 Pebble Chase Dr., Katy, TX 77450
Position(s) Held:  Secretary and Chief Compliance Officer
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Secretary of Foresight Funds, Inc.; Family Practice Physician

Name and Age:  Herbert R. Leita, Age 56
Address: 4166 Triangle Cr., Kingsport, TN 37664
Position(s) Held:  Independent Director
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years:  Project Engineer, Bechtel,
Inc.
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


Name and Age:  Rebecca L. Leita, Age 54
Address: 4166 Triangle Cr., Kingsport, TN 37664
Position(s) Held:  Independent Director
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Owner, All Occasion Gift Basket and Flowers
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


                      (This page intentionally left blank)

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


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                                      28

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


Quarterly Portfolio Holdings Report

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling the Fund at 1-877-FSV-FUND (378-3863) or on the SEC's website at http://www.sec.gov.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2007


Directors and Principal Officers

Michael M. Bissell, Chairman, President, and Treasurer
Hilda M. Bissell, Secretary and Chief Compliance Officer
Herbert R. Leita, Director
Rebecca L. Leita, Director


Investment Advisor

Foresight Asset Management, LLC
1634 Pebble Chase Dr.
Katy, TX 77450


Independent Accountants

McElravy, Kinchen & Associates, P.C.
13831 Northwest Freeway, Suite 300
Houston, TX 77040


Custodian

Mission Management & Trust Co.
3567 E. Sunrise Drive, Suite 235
Tucson, AZ 85718



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the code of ethics was previously filed as an exhibit to the registrant's Form N-CSR filed for the period ending
December 31, 2004 and is incorporated herein by reference. During the period covered by this report, no substantive amendments were approved or waivers were granted to the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has determined that Michael M. Bissell, the registrant's principle executive officer and principle financial officer, who is a Chartered Financial Analyst (CFA) Charter holder, is the audit committee's sole financial expert. Michael M. Bissell is not "independent".

Item 4. Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the Fund for the last two fiscal years for professional services rendered by the registrant's independent auditor were as follows:

                             December 31, 2007     December 31, 2006
                             -----------------     -----------------
Audit Fees                         $2000                 $2500
Audit-Related Fees                 $   0                 $   0
Tax Fees                           $   0                 $   0
Other Fees                         $   0                 $   0

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the auditor in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance and tax advice.

(e)(1) The audit committee pre-approves all audit and non-audit services provided to the registrant by the independent auditor.

(e)(2)  No services included in (b)-(d) were approved pursuant to paragraph
        (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)-(h) Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment
        Companies. Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form
     N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR was previously filed and incorporated herein by reference.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b)  Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
     Section 906 of the Sarbanes - Oxley Act of 2002 is filed herewith.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  6/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  6/25/08

By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, Treasurer

Date:  6/25/08